Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt,
Schedule of amounts shown in the consolidated condensed balance sheets are analyzed

		Period/ Year Ended
		June 30,	December 31,
Debt instruments	Borrowers-Issuers	2023	2022
$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	444,642	499,912
Total debt		$444,642	$499,912
Less deferred financing fees		(1,863)	(2,879)
Total debt, net of deferred finance costs		$442,779	$497,033
Less current portion, net of deferred financing fees		$(46,447)	$(46,252)
Long-term debt, net of current portion and deferred financing fees		$396,332	$450,781

Schedule of annual principal payments

Year ending June 30,	Amount
2024	$48,000
2025	396,642
Total long-term debt	$444,642